Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Maturity term of time deposits	3 months
Restricted cash and cash equivalents	$ 188	$ 186